Income Taxes - Summary of Components of Provision for Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 0	$ 0
Deferred	0	0
Total	$ 0	$ 0